DEPOSITS DEPOSITS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 635,294
Time Deposit Maturities, Year Two	275,974
Time Deposit Maturities, Year Three	240,966
Time Deposit Maturities, Year Four	90,314
Time Deposit Maturities, Year Five	$ 75,672